Long-term Investments, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments [Line Items]
Carrying value of equity method investments	$ 500,000	$ 1,600,000
Income/(loss) recognized in other income in the consolidated statements of comprehensive income	(100,000)	1,300	$ (200,000)
Seven mobile game development companies and one mobile product development company [Member]
Long-term Investments [Line Items]
Aggregate initial consideration		$ 4,000,000	$ 4,000,000
Seven mobile game development companies and one mobile product development company [Member] | Minimum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		10.00%	10.00%
Seven mobile game development companies and one mobile product development company [Member] | Maximum [Member]
Long-term Investments [Line Items]
Percentage of acquired equity interests		30.00%	30.00%
Six of the mobile game development companies [Member]
Long-term Investments [Line Items]
Impairment losses in the aggregate due to disappointing financial results	$ 900,000	$ 1,200,000
Incubator fund with limited partner interest [Member]
Long-term Investments [Line Items]
Initial investment in incubator fund		$ 3,000,000